14 Right-of-use assets and Lease Liability (Details Narrative) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Low-value leases expense		R$ 981		R$ 1,070
Contractual payments		62,256		50,622
Non-cash investing and financing activity		R$ 787,613		R$ 580,055
Weighted average incremental rate	7.30%	7.30%	5.58%	5.58%
Uninitiated lease arrangements [member]
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Commitments of lease agreement		R$ 828,000
US
DisclosureOfRightOfUseAssetsAndLeaseLiabilityLineItems [Line Items]
Contractual payments | $	$ 12,559		$ 12,559